12. DARPA CONTRACT AND RELATED REVENUE RECOGNITION	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Revenue Recognition [Abstract]
DARPA CONTRACT AND RELATED REVENUE RECOGNITION

12. DARPA CONTRACT AND RELATED REVENUE RECOGNITION

As discussed in Note 1, we entered into a contract with the DARPA on September 30, 2011. Under the DARPA award, we have been engaged to develop a therapeutic device to reduce the incidence of sepsis, a fatal bloodstream infection that often results in the death of combat-injured soldiers. The award from DARPA was a fixed-price contract with potential total payments to us of $6,794,389 over the course of five years. Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each year of the contract. Under the terms of the contract, we will perform certain incremental work towards the achievement of specific milestones against which we will invoice the government for fixed payment amounts.

Originally, only the base year (year one contract) was effective for the parties, however, DARPA subsequently exercised the option on the second, third and fourth years of the contract. DARPA has the option to enter into the contract for year five. The milestones are comprised of planning, engineering and clinical targets, the achievement of which in some cases will require the participation and contribution of third party participants under the contract. There can be no assurance that we alone, or with third party participants, will meet such milestones to the satisfaction of the government and in compliance with the terms of the contract or that we will be paid the full amount of the contract revenues during any year of the contract term. We commenced work under the contract in October 2011.

Due to budget restrictions within the Department of Defense, on February 10, 2014, DARPA reduced the scope of our contract in years three through five of the contract. The reduction in scope focused our research on exosomes, viruses and blood processing instrumentation. This scope reduction will reduce the possible payments under the contract by $858,491 over years three through five. We recently completed a re-budgeting of the expected costs on the remaining years of the DARPA contract based on the reduced milestones and have concluded that the reductions in our costs due to the scaled back level of work will almost entirely offset the anticipated revenue levels based on current assumptions.

During the six months ended September 30, 2014, we invoiced DARPA for three milestones totaling $444,723. The details of those milestones were as follows:

Milestone 2.4.2.2 – Determine capacity requirements of affinity resin to multiple simultaneous targets. The milestone payment was $197,362. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to determine the capacity requirements of affinity resin to multiple simultaneous targets.  The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.4.2.4 – Finish construction and delivery of 25 experimental cartridges for testing by the system integrator. The milestone payment was $50,000. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we delivered the 25 cartridges to the systems integrator as part of our submission for approval.  The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M9 – Target capture > 90% in 24 hours for at least 3 targets ex vivo in blood or blood components using the optimized cartridge. The milestone payment was $197,361. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to capture approximately 90% in 24 hours for at least 3f targets ex vivo in blood or blood components using the optimized cartridge.  The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

In the six months ended September 30, 2013, we invoiced DARPA for four milestones totaling $808,739.  The details of those milestones were as follows:

Milestone 2.3.2.2 – Formulate initial design work based on work from the previous phase. Begin to build and test selected instrument design and tubing sets. The milestone payment was $195,581. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to formulate the initial design work and to build and test selected instrument design and tubing sets as part of our submission for approval.  The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.2.2 – Write and test software and conduct ergonomic research. Begin discussions with the systems integrator. The milestone payment was $195,581. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We obtained wrote and tested software and conducted ergonomic research and began discussions with the systems integrator. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.3.2 – Cartridge construction with optimized affinity matrix design for each potential target. Complete the capture agent screening. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We completed the cartridge construction with optimized affinity matrix design for each potential target and completed the capture agent screening. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M5 – Target capture > 90% in 24 hours for at least three targets in blood or blood components. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to capture approximately 90% in 24 hours for at least three of the agreed targets in blood or blood components. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

11. DARPA CONTRACT AND RELATED REVENUE RECOGNITION

As discussed in Note 1, we entered into a contract with the DARPA on September 30, 2011. Under the DARPA award, we have been engaged to develop a therapeutic device to reduce the incidence of sepsis, a fatal bloodstream infection that often results in the death of combat-injured soldiers. The award from DARPA was a fixed-price contract with potential total payments to us of $6,794,389 over the course of five years. Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each year of the contract. Under the terms of the contract, we will perform certain incremental work towards the achievement of specific milestones against which we will invoice the government for fixed payment amounts.

Originally, only the base year (year one contract) was effective for the parties, however, DARPA subsequently exercised the option on the second and third years of the contract. DARPA has the option to enter into the contract for years four and five. The milestones are comprised of planning, engineering and clinical targets, the achievement of which in some cases will require the participation and contribution of third party participants under the contract. There can be no assurance that we alone, or with third party participants, will meet such milestones to the satisfaction of the government and in compliance with the terms of the contract or that we will be paid the full amount of the contract revenues during any year of the contract term. We commenced work under the contract in October 2011.

Due to budget restrictions within the Department of Defense, on February 10, 2014, DARPA reduced the scope of our contract in years three through five of the contract. The reduction in scope focused our research on exosomes, viruses and blood processing instrumentation. This scope reduction will reduce the possible payments under the contract by $858,491 over years three through five. We recently completed a rebudgeting of the expected costs on the remaining years of the DARPA contract based on the reduced milestones and have concluded that the reductions in our costs due to the scaled back level of work will almost entirely offset the anticipated revenue levels based on current assumptions.

Fiscal Year Ended March 31, 2014

As a result of achieving eight milestones in the fiscal year ended March 31, 2014, we reported $1,466,482 in contract revenue for that fiscal year. The details of the eight milestones achieved during the fiscal year ended March 31, 2014 were as follows:

Milestone 2.3.2.2 – Formulate initial design work based on work from the previous phase. Begin to build and test selected instrument design and tubing sets. The milestone payment was $195,581. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we were able to formulate the initial design work and to build and test selected instrument design and tubing sets as part of our submission for approval. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.2.2 – Write and test software and conduct ergonomic research. Begin discussions with the systems integrator. The milestone payment was $195,581. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We obtained wrote and tested software and conducted ergonomic research and began discussions with the systems integrator. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.3.2 – Cartridge construction with optimized affinity matrix design for each potential target. Complete the capture agent screening. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We completed the cartridge construction with optimized affinity matrix design for each potential target and completed the capture agent screening. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M5 – Target capture > 90% in 24 hours for at least three targets in blood or blood components. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we were able to capture > 90% in 24 hours for at least three of the agreed targets in blood or blood components. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M3 – Conduct a series of experiments aimed at characterizing the contribution of several alternate fluidic designs and methods of perfusing plasma filters and affinity columns in the performance of affinity plasmapheresis. The milestone payment was $195,576. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we had conducted the relevant series of experiments. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.4.2.1 – Evaluate contribution of manufacturing process variables to binding capacity of affinity resin. The milestone payment was $197,362. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we had evaluated the contribution of manufacturing process variables to binding capacity of affinity resin. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.4.1.1 – Design and fabricate optimized configuration(s) of hemopurification device(s) that contain(s) a combination of hemofilters, plasma filters and affinity columns. The milestone payment was $186,164. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we had designed and fabricated optimized configuration of hemopurification devices. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.4.2.3 – Perform biocompatibility tests for the combination ADAPT device to confirm the combination cartridge does not present additional risk. The milestone payment was $78,641. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we had performed biocompatibility tests for the combination ADAPT device to confirm the combination cartridge does not present additional risk. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Fiscal Year Ended March 31, 2013

As a result of achieving six milestones in the fiscal year ended March 31, 2013, we reported $1,230,004 in contract revenue for that fiscal year. The details of the six milestones achieved during the fiscal year ended March 31, 2013 were as follows:

Milestone 2.2.2.3 – Perform preliminary quantitative real time PCR to measure viral load, and specific DNA or RNA targets. The milestone payment was $216,747. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We demonstrated that we were able to measure viral load of one or more targets as part of our submission for approval.  The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.2.1.4 – Obtain all necessary IRB documentation and obtain both institutional and Government approval in accordance with IRB documentation submission guidance prior to conducting human or animal testing. The milestone payment was $183,367. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We obtained all of the required documentation from both institutional and Government authorities. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M2 – Target capture > 50% in 24 hours for at least one target in blood or blood components. The milestone payment was $216,747. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to capture > 50% in 24 hours of one of the agreed targets in blood or blood components. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.3.1 – Build the ADAPT capture cartridges with the identified affinity agents. Measure the rate of capture of the specific targets from in ex vivo recirculation experiments from cell culture and blood. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able build the ADAPT capture cartridges with the identified affinity agents and to measure the rate of capture of the specific targets from in ex vivo recirculation experiments from cell culture and blood. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.3.2.1 – Demonstrate the effectiveness of the prototype device in vivo in animals preventing platelet activation or clotting in at least a 2 hour blood pumping experiment at 75 mL/min blood flow. The milestone payment amount was $195,581. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  The prototype device was successfully used in vivo in animals preventing platelet activation or clotting in at least a 2 hour blood pumping experiment at 75 mL/min blood flow. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone M4 – Target capture > 50% in 24 hours for at least 5 targets in blood or blood components. The milestone payment was $208,781. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts.  We demonstrated that we were able to capture > 50% in 24 hours for at least 5 of the agreed targets in blood or blood components. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.